Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	₩ 272,407	₩ 279,431
Acquisition (Disposal)	13,021	26,912
Share of net profit from associates and joint ventures	(3,252)	5,912
Others	(14,516)	(39,848)
Ending	267,660	272,407
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	148,255	139,534
Share of net profit from associates and joint ventures	17,956	15,037
Others	(2,236)	(6,316)
Ending	163,975	148,255
KT-SB Venture Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	4,470	2,942
Acquisition (Disposal)	(4,470)
Share of net profit from associates and joint ventures		1,528
Ending		4,470
KT-CKP New Media Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	281	2,294
Acquisition (Disposal)	(174)	(1,229)
Share of net profit from associates and joint ventures	27	(784)
Ending	134	281
Others [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	56,785	81,728
Acquisition (Disposal)	(7,867)	2,466
Share of net profit from associates and joint ventures	7,241	8,607
Others	(11,866)	(36,016)
Ending	44,293	56,785
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	9,961	10,825
Acquisition (Disposal)	3,750	(1,050)
Share of net profit from associates and joint ventures	389	1,028
Others		(842)
Ending	14,100	9,961
K Bank Inc. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	52,655	42,108
Acquisition (Disposal)	21,782	26,725
Share of net profit from associates and joint ventures	(28,865)	(19,504)
Others	(414)	3,326
Ending	₩ 45,158	₩ 52,655